Discontinued operations and assets classified as held for sale - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Discontinued operations and assets classified as held for sale [Line Items]
Profit (loss) from discontinued operations	€ (10)	[1]	€ 13	[1]	€ 2,711	[2]
Increase (decrease) in cash and cash equivalents, discontinued operations	123		(12)		3,403
Cash flows from (used in) investing activities, discontinued operations			15		3,319
Domestic Appliances [Member]
Discontinued operations and assets classified as held for sale [Line Items]
Separation expenses, continuing operations					64
Result on the sale of discontinued operations, before tax	(1)		1		3,241
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations					4,041
Assets, liabilities directly associated with assets held for sale					715
Transaction cost					16
Reclassification adjustments on exchange differences on translation, before tax in discontinued operations					69
Tax expense (income) relating to gain (loss) on discontinuance					743
Result on the sale of discontinued operations net of tax					€ 2,499
Brand license agreement					15 years
Profit (loss) from discontinued operations	(2)		3		€ 2,698
Cash flows from (used in) investing activities, discontinued operations					3,319
Domestic Appliances [Member] | Goods or services transferred over time [member]
Discontinued operations and assets classified as held for sale [Line Items]
Licence fee income					700
Domestic Appliances [Member] | Closing adjustments [Member]
Discontinued operations and assets classified as held for sale [Line Items]
Assets, liabilities directly associated with assets held for sale					191
Domestic Appliances [Member] | Disposal groups classified as held for sale [member]
Discontinued operations and assets classified as held for sale [Line Items]
Assets classified as held for sale					3,850
Other operations [Member]
Discontinued operations and assets classified as held for sale [Line Items]
Profit (loss) from discontinued operations	€ (7)		€ 10		€ 13

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.